FINANCE RESULT - Summary of Finance Results (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
FINANCE RESULT
Interest on debt	[1]	R$ (4,267,829)	R$ (4,464,754)		R$ (3,162,853)
Monetary and exchange rate variation	[1]	1,921,632	549,682		(1,069,157)
Derivatives and fair value measurement	[2],[3]	(2,684,111)	(4,203,149)		2,193,855
Amortization of borrowing costs		(64,588)	(244,344)		(341,034)
Guarantees and warranties		(38,773)	(41,505)		(52,082)
Cost of gross debt		(5,133,669)	(8,404,070)		(2,431,271)
Income from financial investments and exchange rate in cash and cash equivalents		2,057,369	1,788,477		600,894
Changes in fair value of investments in listed entities	[4]	(3,147,031)	3,385,047
Other finance income (cost)		(1,089,662)	5,173,524		600,894
Cost of debt, net		(6,223,331)	(3,230,546)		(1,830,377)
Interest on other receivables		450,478	355,634		411,394
Monetary variation of other financial assets		1,777	(1,405)		(372)
Monetary variation on leases and concessions agreements		(514,236)	(417,703)		(424,946)
Interest on leases		(444,850)	(374,177)		(407,972)
Interest on shareholders' equity		(46,212)	33,134		(8,288)
Interest on contingencies and contracts		(781,087)	(593,144)		(315,620)
Interest on sectoral assets and liabilities		(97,845)	(36,670)
Bank charges and other		(107,747)	(145,200)		(96,983)
Foreign exchange, net		(133,974)	(747,859)		115,607
Other charges and monetary variations net		(1,673,696)	(1,927,390)		(727,180)
Finance results, net		(7,897,027)	(5,157,936)	[5]	(2,557,557)
Finance expenses		(11,337,430)	(4,706,535)		(2,527,506)
Financial income		3,028,134	5,777,521		1,258,441
Exchange variation, net		1,777,438	260,746		(1,099,536)
Derivatives		(1,365,169)	(6,489,668)		(188,956)
Financial result, net		R$ (7,897,027)	R$ (5,157,936)	[5]	R$ (2,557,557)

[1]	At December 31, 2023, the amount of interest for monetary variation and exchange variation of debts linked to the purchase of assets from Vale was R$599,515.
[2]	At December 31, 2023, the cost of banking operations with derivatives was R$554,998.
[3]	At December 31, 2023, the result with derivatives and fair value of the securities linked to the protection of the investment in Vale shares was R$880,795.
[4]	The gross balance of the financial investment’s accrual in listed entities without effects of PIS and COFINS in the nine months ended December 31, 2023, is R$3,312,112.
[5]	Amounts after the reclassification of the discontinued operation.